Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Trade accounts receivable	$3,959,338	$4,187,946
Less: allowance for credit losses	(20,125)	(16,137)
Accounts receivable, net	$3,939,213	$4,171,809

Schedule of Movement of Allowance of Credit Losses

The movements of allowance of credit losses were as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(16,137)	$(23,064)
(Provision)/reversal	(3,907)	8,463
Foreign exchange difference	(81)	142
Balance at the end of the period	$(20,125)	$(14,459)